Oil and Gas Property Disclosure	12 Months Ended
Dec. 31, 2018
Notes
Oil and Gas Property Disclosure

5. Oil and Gas Property

During the year ended December 31, 2015, the Company purchased a 50% interest in an oil and gas well in Alberta, Canada for $90,318 (CAD$125,000). At December 31, 2018, the Company has not determined reserve in the well. Management estimated the useful life of the well was five years. During the year ended December 31, 2018, the Company recorded depletion of $19,295 (CAD$25,000) (2017 - $19,252 (CAD$25,000).

	2018 $	2017 $
Opening balance	63,970	78,387
Add: Acquisition costs	-	4,185
Less: depletion	(19,295)	(19,252)
Foreign exchange	(4,175)	650
	40,500	63,970